Economic Activity - Disclosure of Fair Value of Material Assets Acquired Valuation Techniques (Detail)	12 Months Ended
Dec. 31, 2025
Auna Seguros, S.A. [Member] | Trademarks [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	“Dentegra Seguros Dentales, S.A.” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies. Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).